Employee Benefit Plans (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Compensation and Retirement Disclosure [Abstract]
401(k) plan, expense recognized	$ 2.9	$ 2.2	$ 2.5
Contributory health and welfare plan, expense recognized	$ 7.9	$ 7.5	$ 9.5